Annual Total Returns[BarChart] - Direxion Daily 20 Plus Year Treasury Bear 3X Shares - Direxion Daily 20+ Year Treasury Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(67.97%)	(20.72%)	37.45%	(57.15%)	(12.27%)	(14.06%)	(26.79%)	5.67%	(34.92%)	(54.27%)